FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency sensitivity analysis
FINANCIAL INSTRUMENTS
Percentage of change	5.00%
Foreign currency sensitivity analysis | Loans and financing
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 124,447	R$ 86,547
Foreign currency sensitivity analysis | Imports/Exports
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 44,777	R$ 28,929
Foreign currency sensitivity analysis | Swaps USD x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 9,556	R$ 7,604
Foreign currency sensitivity analysis | Swaps IPCA x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption		R$ 152
Foreign currency sensitivity analysis | Currency forward contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 0	R$ 8,311
Interest rate sensitivity analysis
FINANCIAL INSTRUMENTS
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 44,299	R$ 29,939
Sensitivity analysis of changes in prices of products sold
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 670,267	R$ 689,164
Sensitivity analysis of changes in raw material and commodity prices
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 419,850	R$ 425,232
Commodity contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 3,113	R$ 2,850